Condensed Financial Information of the Parent Company (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (3,537,126)	$ (996,825)	$ 164,811
Adjustments to reconcile net income (loss) to cash used in operating activities:
Amortization of stock compensation expenses for services	758,750	488,334
Change in operating assets and liabilities
Prepaid costs and expenses	1,872,945	1,184,885	1,518,243
Net cash used in operating activities	(5,050,076)	(1,908,739)	(1,092,322)
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash used in investing activities	(3,333,726)	(31,214)	(108,757)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net cash provided by (used in) financing activities	5,944,147	(389,635)	8,044,569
CHANGES IN CASH	(2,522,354)	(1,922,142)	6,704,405
CASH AND CASH EQUIVALENTS, AND RESTRICTED CASH, beginning of year	5,456,778	7,378,920	674,515
CASH AND CASH EQUIVALENTS, AND RESTRICTED CASH, end of year	2,934,425	5,456,778	7,378,920
NON-CASH TRANSACTIONS OF FINANCING ACTIVITIES
Issuance of ordinary shares to service providers for IPO services	2,382,763
Issuance of ordinary shares to service providers for consulting services	238,680	4,030,000
Parent [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	(3,425,981)	(942,368)	160,905
Adjustments to reconcile net income (loss) to cash used in operating activities:
Equity loss of subsidiary	1,534,768	454,034	(160,905)
Amortization of stock compensation expenses for services	758,750	488,334
Change in operating assets and liabilities
Prepaid costs and expenses	(2,370,872)
Inter-company	187,587
Net cash used in operating activities	(3,315,748)
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital contribution to affiliated entity	(1,760,000)
Net cash used in investing activities	(1,760,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Registered capital	18,992
APIC	5,925,155
Net cash provided by (used in) financing activities	5,944,147
CHANGES IN CASH	868,399
CASH AND CASH EQUIVALENTS, AND RESTRICTED CASH, beginning of year
CASH AND CASH EQUIVALENTS, AND RESTRICTED CASH, end of year	868,399
NON-CASH TRANSACTIONS OF FINANCING ACTIVITIES
Issuance of ordinary shares to service providers for IPO services		2,000,000
Issuance of ordinary shares to service providers for consulting services	$ 238,680	$ 2,030,000